Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Other financial assets measured at amortized cost
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Assets Explanatory
USD million 30.6.21 31.3.21 31.12.20
Debt securities 18,484 18,533 18,801
of which: government bills / bonds

9,531 9,664 9,789
Loans to financial advisors 2,415 2,473 2,569
Fee-

and commission-related receivables
1,980 2,069 2,014
Finance lease receivables 1,363 1,344 1,447
Settlement and clearing accounts

1,225 564 614
Accrued interest income 532 522 592
Other 1,202 1,333 1,182
Total other financial assets measured at amortized cost 27,201 26,837 27,219

Other non-financial assets
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Assets Explanatory
USD million 30.6.21 31.3.21 31.12.20
Precious metals and other physical commodities

5,470 5,709 6,264
Bail deposit
1
1,382 1,364 1,418
Prepaid expenses 746 743 731
VAT and other tax receivables 395 317 392
Properties and other non-current assets held for sale 68 248 246
Other

542 372 323
Total other non-financial assets 8,603 8,755 9,374
1 Refer to item 1 in Note 16b for more information.

Other financial liabilities measured at amortized cost
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million 30.6.21 31.3.21 31.12.20
Other accrued expenses 1,549 1,544 1,508
Accrued interest expenses 1,050 946 1,382
Settlement and clearing accounts 2,151 1,268 1,181
Lease liabilities 3,634 3,667 3,821
Other 2,288 2,200 2,530
Total other financial liabilities measured at amortized cost 10,671 9,624 10,421

Other financial liabilities designated at fair value
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million 30.6.21 31.3.21 31.12.20
Financial liabilities related to unit-linked investment contracts 22,217 21,357 20,975
Securities financing transactions 6,184 5,651 7,317
Over-the-counter debt instruments 2,142 1,787 2,060
Funding from UBS Group AG 2,266 1,907 1,375
Other 99 68 46
Total other financial liabilities designated at fair value 32,908 30,769 31,773 of which: life-to-date own credit (gain) / loss 115 208 148

Other non-financial liabilities
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million 30.6.21 31.3.21 31.12.20
Compensation-related liabilities 3,771 2,969 4,776
of which: financial advisor compensation plans 1,313 1,200 1,497 of which: other compensation plans 1,287 704 2,034
of which: net defined benefit liability 652 642 711
of which: other compensation-related liabilities
1
518 422 534
Deferred tax liabilities 382 321 558
Current tax liabilities 1,186 1,058 943
VAT and other tax payables 540 504 470
Deferred income 246 209 212
Other 116 111 61
Total other non-financial liabilities

6,241 5,171 7,018
1 Includes liabilities for payroll taxes and untaken vacation.